Warrants (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term	8 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		70,997
November 1, 2010 Warrant Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants and Rights Outstanding	$ 1,327,834	$ 1,256,837
Class of Warrant or Right, Exercise Price of Warrants or Rights	6.00	6.00